Mortgage Banking Activities, Analysis of Changes in Fair Value MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 13,625
Changes in fair value:
Net changes in valuation model inputs or assumptions	960	$ (126)	$ 565
Changes due to collection/realization of expected cash flows over time	(1,875)	(1,989)	(2,160)
Total changes in fair value	(915)	(2,115)	(1,595)
Fair value, end of year	14,649	13,625
Carried at fair value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	13,625	12,959	12,415
Purchases	0	541	0
Servicing from securitizations or asset transfers	2,010	2,263	2,204
Sales and other (2)	(71)	(23)	(65)
Net additions	1,939	2,781	2,139
Changes in fair value:
Net changes in valuation model inputs or assumptions	960	(126)	565
Changes due to collection/realization of expected cash flows over time	(1,875)	(1,989)	(2,160)
Total changes in fair value	(915)	(2,115)	(1,595)
Fair value, end of year	14,649	13,625	12,959
Carried at fair value [Member] | Mortgage interest rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	1,337	(103)	543
Carried at fair value [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	818	96	106
Carried at fair value [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	(830)	13	0
Carried at fair value [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	$ (365)	$ (132)	$ (84)